FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 15) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	$ 1,843,708	$ 1,134,372
Deririvatives Liabilities	(1,295,070)	(945,853)
Net derivatives in statement of financial position, Derivatives Assets	1,843,708	1,134,372
Net derivatives in statement of financial position, Deririvatives Liabilities	(1,295,070)	(945,853)
Master netting agreements, Derivatives Assets	(1,179,503)	(894,863)
Master netting agreements, Deririvatives Liabilities	1,295,070	945,853
Cash collateral received/paid, Derivatives Assets	(213,677)	(154,599)
Cash collateral received/paid, Deririvatives Liabilities	0	0
Total derivatives assetss/ liabilities, Deririvatives Liabilities	192,865	0
Total derivatives assetss/ liabilities, Deririvatives Liabilities	0	0
Foreign exchange contracts [Member] | Swap contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	1,199,236	672,558
Deririvatives Liabilities	(700,903)	(505,823)
Foreign exchange contracts [Member] | Forward contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	294,345	172,310
Deririvatives Liabilities	(299,015)	(142,976)
Foreign exchange contracts [Member] | Option contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	96,218	14,995
Deririvatives Liabilities	(29,589)	(16,943)
Interest rate contracts [Member] | Swap contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	252,928	274,137
Deririvatives Liabilities	(257,978)	(275,641)
Equity contracts [Member] | Forward contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	981	372
Deririvatives Liabilities	$ (7,585)	$ (4,470)